CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, allowance for credit loss	$ 44,000	$ 217,000
Preferred stock, par value		$ 0.00001
Preferred stock, shares authorized	5,000,000	4,014,946
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	22,849,378	174,077
Common stock, shares outstanding	22,849,378	174,077
Series A preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	3,874,946
Preferred stock, shares issued	0	3,874,946
Preferred stock, shares outstanding	0	3,874,946
Liquidation preference	$ 0	$ 4,000,000
NCNV preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	0	140,000
Preferred stock, shares issued	0	103,952
Preferred stock, shares outstanding	0	103,952
Liquidation preference	$ 0	$ 0